Insert the following paragraph in Appendix A
                 under the section titled "Performance of MGCM
                      Microcap Composite and Russell 2000."


                        MORGAN GRENFELL INVESTMENT TRUST


                          Morgan Grenfell Microcap Fund
 Supplement dated May 29, 1998 to prospectus dated February 25, 1998 as revised
     March 6, 1998. Performance of MGCM Microcap Composite And Russel 20000



                           MGCM Microcap Composite             Russell
 Year                         (Net Of Fees)                     2000
 ----                         -------------                     ----
1997                             18.80%                        22.36%
1996                             50.67%                        16.49%
1995                             54.29%                        28.44%
1994                            (16.71)%                       (1.81)%
1993                             18.15%                        18.89%
1992                              3.49%                        18.42%
1991                             74.37%                        46.05%
1990                             (2.48)%                      (19.50)%
1989                             24.25%                        16.24%
1988                             14.13%                        24.89%
1987                             (4.91)%                       (8.77)%


Annualized Total Return for      18.47%                        13.23%
Period from December 31, 1996
to December 31, 1997